Annual Total Returns[BarChart] - Transamerica Small_Mid Cap Value VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.66%)	16.39%	36.32%	5.23%	(2.51%)	21.13%	15.55%	(11.46%)	25.28%	4.04%